SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock-Based Compensation (Policies)	Sep. 30, 2025
December 31, 2024
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based awards in accordance with ASC 718, Compensation – Stock Compensation. Compensation costs related to stock options, restricted stock units, and other equity awards are measured based on the fair value of the awards at the grant date and recognized as expense over the requisite service period, typically the vesting period. The Company estimates the fair value of stock options using the Black-Scholes option-pricing model. Forfeitures are accounted for as they occur.

September 30, 2025
Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based awards in accordance with ASC 718, Compensation – Stock Compensation. Equity awards, including restricted stock awards (“RSAs”), are measured at fair value on the grant date and expensed over the requisite service period. The fair value of RSAs is based on the closing price of the Company’s common stock on the date of grant. Stock option valuation, when applicable, is based on the Black-Scholes option pricing model. See Note 9.